BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
BALANCE SHEETS [Abstract]
Common stock, no par value
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	2,215,339	1,012,551	872,551	872,551	871,963
Common stock, shares outstanding	2,215,339	1,012,551	872,551	872,551	871,963